GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Identifiable Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Oct. 13, 2021	Oct. 01, 2021	Mar. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ASSUMED
EXCESS ATTRIBUTABLE TO GOODWILL				$ 67,131	$ 68,421	$ 156
Vindara
ASSETS ACQUIRED
Prepaid expenses, deposits and fixed assets			$ 59
Total assets acquired			11,009
LIABILITIES ASSUMED
Accounts payable, accruals and other liabilities			50
Accrued salary and benefits			22
Deferred tax liability			2,775
Total liabilities assumed			2,847
FAIR VALUE OF NET ASSETS ACQUIRED			8,162
PURCHASE PRICE			22,592
EXCESS ATTRIBUTABLE TO GOODWILL			14,430	$ 14,430	$ 14,430
&ever GmBH
ASSETS ACQUIRED
Right-of-use assets, net		$ 5,552
Other assets		1,448
Fixed assets		8,711
Intangible assets		61,100
Total assets acquired		86,569
LIABILITIES ASSUMED
Accounts payable, accruals and other liabilities		3,140
Lease liabilities		5,941
Deferred tax liability		6,837
Total liabilities assumed		15,918
FAIR VALUE OF NET ASSETS ACQUIRED		70,651
PURCHASE PRICE		118,633
EXCESS ATTRIBUTABLE TO GOODWILL		47,982
&ever GmBH | Smart Soil Technologies GmbH
ASSETS ACQUIRED
Equity investment		1,394
&ever GmBH | &ever Middle East Holding Ltd
ASSETS ACQUIRED
Equity investment		$ 8,364
&ever Middle East Holding Ltd
ASSETS ACQUIRED
Fixed assets	$ 9,810
Accounts receivable, prepaids, and inventory	359
Intangible assets	1,050
Total assets acquired	11,219
LIABILITIES ASSUMED
Accounts payable, accruals and other liabilities	284
Deferred tax liability	166
Total liabilities assumed	450
LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	(8,364)
FAIR VALUE OF NET ASSETS ACQUIRED	2,405
PURCHASE PRICE	8,258
EXCESS ATTRIBUTABLE TO GOODWILL	$ 5,853
Licenses | Vindara
ASSETS ACQUIRED
Intangible assets			1,700
Intellectual property | Vindara
ASSETS ACQUIRED
Intangible assets			$ 9,250